Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 5,673		₨ 4,811		$ 60
Company's share of profits for the year	134	$ 1	217	₨ 147
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	57		58	55
Company's share of profits for the year	₨ (1)		₨ 3	₨ (2)